Cash and cash equivalents - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash and cash equivalents [abstract]
Term deposits	€ 1,007,508		€ 895,194	€ 953,677
Cash and cash equivalents	€ 2,233,368	$ 807.9	€ 2,135,187	€ 1,861,616
Maturity Period	3 months